SUBSEQUENT EVENTS AFTER BALANCE DATE	6 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
SUBSEQUENT EVENTS AFTER BALANCE DATE [Text Block]
12.          SUBSEQUENT EVENTS AFTER BALANCE DATE

(a)
On January 18, 2023, IperionX announced that it was the winner of the U.S. Department of Defense’s National Security Innovation Network (“NSIN”) Air Force Research Laboratory (“AFRL”) Grand Challenge contract. The winner of the Grand Challenge is eligible for a contract award up to US$500,000 across four phases.

Other than as outlined above, at the date of this report there are no other significant events occurring after balance date requiring disclosure.